Notes payable - related party	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 11 - Notes payable - related party

As of January 31, 2012 and April 30, 2011, notes payable related party consisted of the following:

Notes Payable	January 31, 2012	April 30, 2011
Notes payable - other	57,398	62,077
Total notes payable	$219,032	$62,077

As of January 31, 2012, the Company had an unsecured note payable to Srikrishna Mankal, son of Madhava Rao Mankal, CFO of the Company, in the amount of $50,000, which bears interest at 8% per annum. As of January 31, 2012, accrued Interest on this note was $12,000.

As of January 31, 2012, the Company had an unsecured note payable to Srikrishna Mankal, son of Madhava Rao Mankal, CFO of the Company, in the amount of $7,398, which bears interest at 8% per annum. As of January 31, 2012, accrued Interest on this note was 0.